Additional Cash Flow Disclosures - Other Cash Flow Disclosures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Cash interest received	$ 130,101	$ 163,902	$ 197,859
Cash taxes paid	$ 136,163	$ 4,468	$ 3,421